Impairment Charges (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill impairment			$ 4.1	$ 3.7	$ 4.1	$ 108.0
Total Impairments	$ 4.0			$ 4.1	$ 6.5	$ 109.3
Goodwill impairment, Fair Value Greater Than Carrying Value, Percentage					55.00%
CVP unit
Goodwill [Line Items]
Goodwill impairment	$ 3.7
Furniture Products - Store Fixtures | Store Fixtures
Goodwill [Line Items]
Goodwill impairment		$ 108.0